CONCENTRATIONS OF CREDIT RISK	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE 5 – CONCENTRATIONS OF CREDIT RISK

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash. The Company maintains its cash with high-credit quality financial institutions. At June 30, 2021, the Company did not have a cash balance that was in excess of federally insured limits. The Company does not anticipate non-performance by its financial institution.